SCHEDULE OF COMPONENTS OF FINANCE LEASE EXPENSE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease
Amortization of right-of-use assets	$ 14,991	$ 15,048	$ 30,298	$ 34,530	$ 15,482
Interest on lease liabilities	3,678	3,718	7,335	8,707	3,855
Total finance lease expense	$ 18,669	$ 18,766	$ 37,633	$ 43,237	$ 19,337